UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07850
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                            Allegiant Advantage Fund
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               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
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               (Address of principal executive offices) (Zip code)


                             Audrey C. Talley, Esq.
                           Drinker, Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-364-4890
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                         Date of fiscal year end: May 31
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             Date of reporting period: July 1, 2005 - June 30, 2006
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

================ ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET ================

With respect to this series of Allegiant Advantage Fund, there were no matters relating to any portfolio security considered at a shareholder meeting held during the period ended June 30, 2006 with respect to which the fund was entitled to vote.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Allegiant Advantage Fund
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By (Signature and Title)*         /s/  Timothy L. Swanson
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                                  Timothy L. Swanson, President,
                                  Chief Executive Officer, Chief Legal
                                  Officer and Trustee
                                 (Principal Executive Officer)

Date                              August 28, 2006
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*Print the name and title of each signing officer under his or her signature.